Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2020
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	September 30, 2020	December 31, 2019
	(in thousands)
	£	£
Cash and cash equivalents	100,678	51,962